Grandeur Peak Global MicroCap Fund	Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.61%
Australia — 9.70%
Fiducian Group Ltd(a)	85,839	$507,744
IPD Group Ltd/Australia(a)	331,764	1,128,385
Kogan.com Ltd(a)	382,260	1,149,391
MA Financial Group Ltd(a)	100,581	404,420
Navigator Global Investments Limited(a)	309,604	505,796
PWR Holdings Ltd. (a)	49,842	348,168
Qualitas Ltd(a),(b)	150,202	320,479
		4,364,383
Belgium — 0.57%
X-Fab Silicon Foundries S.E. 144A(a),(b),(c)	34,038	254,627

Brazil — 1.02%
Track & Field Co SA	159,100	458,559

Canada — 3.59%
BioSyent Inc(c)	83,895	882,778
KITS Eyecare Ltd.(a)	30,000	278,434
NameSilo Technologies Corporation(a)	480,481	452,453
		1,613,665
France — 0.89%
Thermador Groupe(a)	4,607	402,295

Germany — 1.18%
ARENIT Industrie GmbH(a)	33,727	364,850
Gabler Group A.G.(a)	3,835	168,105
		532,955
Greece — 2.72%
Kri-Kri Milk Industry SA(a)	21,493	697,921
Sarantis SA	31,522	527,245
		1,225,166
India — 8.03%
Aditya Vision Ltd(a)	61,300	409,976
Dr Agarwal’s Eye Hospital Ltd(a)	3,024	159,201
Gulf Oil Lubricants India Ltd. (a)	34,095	382,150
SJS Enterprises Ltd	23,777	596,084
Sri Lotus Developers And Realty Ltd. (a)	278,840	584,910
Supriya Lifescience Ltd	53,047	482,085
Vaibhav Global Ltd	80,463	224,651
Vimta Labs Ltd	74,388	474,741
Yatharth Hospital(a)	34,960	299,921
		3,613,719
Indonesia — 1.89%
Hartadinata Abadi Tbk PT	6,034,700	621,012
Selamat Sempurna Tbk PT	2,309,700	229,356
		850,368
Italy — 1.49%
Pharmanutra SpA	6,996	671,435

Japan — 18.73%
AZOOM Co Ltd(a)	45,900	1,342,341
Bengo4.com Inc(a)	29,700	431,395
BuySell Technologies Company Ltd. (a)	17,000	317,416
Charm Care Corp KK	113,400	966,771
Hennge KK(a)	96,300	787,713
Japan System Techniques(a)	42,600	503,418
Lifedrink Co., Inc. (a)	25,700	233,471
	Shares	Fair Value
COMMON STOCKS — 99.61% (continued)
Japan — 18.73% (continued)
Mani, Inc.(a)	37,600	$357,166
Next Generation Technology Group, Inc.(a)	500	52,019
PILLAR Corp(a)	4,900	292,141
Sanki Service Corporation	30,400	363,258
Seiwa Holdings Company Ltd.(a)	31,100	277,251
Shin Maint Holdings Company Ltd. (a)	43,300	283,728
Timee Inc(a)	58,800	541,554
ULS Group Inc	260,500	919,760
Visional, Inc.(a)	10,000	547,392
Wolves Hand Company Ltd.(a)	23,700	211,430
		8,428,224
Norway — 1.02%
Medistim ASA	19,200	457,813

Philippines — 1.26%
Philippine Seven Corp	634,500	351,348
Wilcon Depot, Inc. (a)	2,273,000	213,488
		564,836
Poland — 1.13%
Auto Partner SA	65,876	507,837

South Korea — 4.78%
D’Alba Global Company Ltd. (a)	1,995	305,530
FNS Tech Company Ltd. (a)	61,785	479,534
Global Tax Free Company Ltd.(a)	91,738	301,333
iFamilySC Co Ltd(a)	18,985	99,329
Kinx Inc. (a)	2,500	224,698
Park Systems Corp(a)	1,830	323,378
POND GROUP CO LTD(a)	47,524	146,552
SEMCNS Company Ltd.(a)	35,443	269,682
		2,150,036
Sweden — 9.89%
BoneSupport Holding AB 144A(a),(b),(c)	23,974	554,443
Idun Industrier AB	19,629	676,194
Momentum Group AB	30,340	451,847
Nordrest Holding A.B. (a)	10,081	266,281
RVRC Holding AB(a)	45,828	292,159
Sdiptech AB(a)	17,632	447,772
Swedencare AB(a)	218,921	505,836
Swedish Logistic(a)	105,935	409,436
Vitec Software Group	35,043	845,767
		4,449,735
Taiwan — 4.00%
Gem Services Inc	135,000	514,039
M3 Technology Inc(a)	127,000	305,086
P-Duke Technology Company Ltd. (a)	136,000	498,901
Sporton International, Inc.	80,699	480,901
		1,798,927
Thailand — 1.05%
Thaifoods Group PCL	1,600,000	471,701

United Kingdom — 9.60%
Cohort plc(a)	19,145	316,331
CVS Group plc(a)	64,524	1,088,734
discoverIE Group plc	38,291	399,940
Elixirr International PLC	45,481	380,030

Grandeur Peak Global MicroCap Fund	Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.61% (continued)
United Kingdom — 9.60% (continued)
Franchise Brands PLC	180,242	$368,014
FRP Advisory Group PLC	130,314	199,335
Pollen Street Group Ltd(a)	39,339	454,890
Renew Holdings PLC(a)	29,000	350,580
Victorian Plumbing Group PLC	271,436	281,313
Volution Group PLC(a)	57,773	481,961
		4,321,128
United States — 17.07%
Abacus Life Inc(a)	26,024	268,307
AtriCure, Inc.(a)	18,803	710,001
Bowman Consulting Group Limited(a)	14,214	381,646
Coda Octopus Group, Inc.(a)	16,351	165,799
Esquire Financial Holdings, Inc.	5,866	758,005
Global Industrial Company	15,396	550,253
Kura Sushi USA, Inc.(a)	7,630	351,514
Limbach Holdings, Inc.(a)	6,014	431,204
Mama’s Creations Incorporated(a)	22,512	414,896
M-Tron Industries, Inc.( a)	9,609	791,589
Pattern Group, Inc.(a)	24,336	560,215
Pennant Group, Inc. (The)(a)	40,739	1,642,597
The Lovesac Company(a)	12,875	207,159
XPEL, Inc.(a)	10,090	447,693
		7,680,878
Total Common Stocks (Cost $36,986,205)		44,818,287

Total Common Stocks/ Investments — 99.61% (Cost $36,986,205)		44,818,287

Other Assets in Excess of Liabilities — 0.39%		177,622

NET ASSETS — 100.00%		$44,995,909

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $1,129,549, representing 2.51% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $809,070, representing 1.80% of net assets.